Summary of significant accounting policies - IFRS 16 balance sheet impact (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Advance		R$ 10,394
Other non-current assets	R$ 1,299,970	688,110
Current assets	1,299,970	698,504
Right-of-use assets	124,039
Other non-current assets	1,139,934	949,172
Non-current assets	1,263,973	949,172
Total assets	2,563,943	1,647,676	R$ 1,564,024
Liabilities
Leasing payable	47,478
Other receivable	322,369	220,700
Total current liabilities	369,847	220,700
Lease payable	78,604
Other non-current liabilities	325,648	369,767
Total non-current liabilities	404,252	369,767
Shareholders' equity	1,789,844	1,057,209	R$ 1,170,520	R$ 1,153,278
Total liabilities and shareholders' equity	R$ 2,563,943	1,647,676
Increase (decrease) due to application of IFRS 16
Assets
Advance		(10,394)
Current assets		(10,394)
Right-of-use assets		102,190
Non-current assets		102,190
Total assets		91,796
Liabilities
Leasing payable		6,531
Total current liabilities		6,531
Lease payable		85,265
Total non-current liabilities		85,265
Total liabilities and shareholders' equity		91,796
After application of IFRS 16
Assets
Other non-current assets		688,110
Current assets		688,110
Right-of-use assets		102,190
Other non-current assets		949,172
Non-current assets		1,051,362
Total assets		1,739,472
Liabilities
Leasing payable		6,531
Other receivable		220,700
Total current liabilities		227,231
Lease payable		85,265
Other non-current liabilities		369,767
Total non-current liabilities		455,032
Shareholders' equity		1,057,209
Total liabilities and shareholders' equity		R$ 1,739,472